VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2011	2010
Cost	1,584,365	1,446,457
Accumulated depreciation	(381,362)	(343,320)
Net book value	1,203,003	1,103,137

(in thousands of $)	2011	2010
Cost	600,395	599,671
Accumulated depreciation and amortization	(98,491)	(84,005)
Net book value	501,904	515,666